Schedule of Total Income Taxes Allocation (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Provision for income taxes relating to continuing operations	¥ 20,838	¥ 8,223	¥ 22,410
Foreign currency translation adjustments	121	(25)	(20)
Net unrealized gains and losses on securities	2,807	832	61
Net unrealized gains and losses on derivatives	259	39	(23)
Pension liability adjustments	1,994	(10,970)	(98)
Total	¥ 26,019	¥ (1,901)	¥ 22,330